Income Taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income Taxes
22.	INCOME TAXES
Income tax expense diffe
r
s from the amount that would result from applying Canadian federal and provincial income tax rates of 27% (2019 – 27%) to earnings before income taxes. These differences result from the following items:

	2020	2019
Income (loss) before income taxes	$41,531	$(13,186)
Canadian federal and provincial income tax rates	27%	27%
Expected income tax expense (recovery) based on the above rates	11,213	(3,560)
Non-deductible expenses	24,003	3,000
Change in fair value of derivative liabilities	8,063	10,310
Impact of US percentage depletion	(10,325)	-
Impact of Mexican inflation	(2,311)	-
Repayment of long-term debt	-	1,448
Deconsolidation of Solaris	-	1,008
Impairment and disposition of Elk Gold	-	536
Tax effect of deferred tax assets for which no tax benefit has been recognized	6,424	5,238
Foreign exchange and other	(16,256)	(10,842)

Total tax expense	20,811	7,138

Current tax expense	35,050	7,250
Deferred tax recovery	(14,239)	(112)

Total tax expense	$20,811	$7,138
The significant components of the Company’s recognized net deferred tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Non-capital losses	$22,421	$11,698
Mineral property, plant and equipment	45,109	4,727
Reclamation obligation	15,080	-
Other	20,307	1,290
Total deferred tax assets	$102,917	$17,715

Mineral properties, plant and equipment	$(296,861)	$(18,456)
Intercompany loan	(16,757)	-
Reclamation obligation	(5,631)	-
Other	(13,528)	(9,971)
Total deferred tax liabilities	$(332,777)	$(28,427)

Net deferred tax liability	$(229,860)	$(10,712)
The movement in the deferred tax assets and liabilities during the year is as follows:

Balance – December 31, 2018	(8,488)
Recognized in net income (loss)	112
Recognized in equity component of Convertible Notes	(2,336)

Balance – December 31, 2019	(10,712)
Recognized in net income (loss)	14,239
Acquisition of Leagold	(230,458)
Recognized in equity component of Convertible Notes	(2,929)

Balance – December 31, 2020	(229,860)
A reconciliation of net deferred tax assets and liabilities to the amounts presented in the consolidated statements of financial position follows:

	December 31, 2020	December 31, 2019
Deferred tax asset	-	-
Deferred tax liability	(229,860)	(10,712)

Net deferred tax liability	(229,860)	(10,712)
In assessing the recoverability of deferred tax assets other than deferred tax assets arising from the initial recognition of assets and liabilities that do not affect accounting or taxable profit, management considers whether it is probable that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.
Deductible temporary differences, unused tax losses and unused tax credits for which deferred tax assets have not been recognized are as follows:

	December 31, 2020	December 31, 2019
Non-capital losses	$309,635	$41,647
State non-capital losses	47,445	41,025
Mineral properties, plant and equipment	277,097	18,735
Derivatives	97,647	-
Share issue and finance costs	21,471	4,522
Inventory	18,978	27,422
Unrealized foreign exchange losses on investment and advances	12,021	38,948
Reclamation obligation	54,996	28,609
State alternative minimum tax credit	7,787	6,525
Capital losses	26,826	36,570
Interest expense	19,350	16,557
Other	903	2,100
	$894,156	$262,660
At December 31, 2020, the Company had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. The loss carryforwards expire as follows:

December 31, 2020
Brazil (no expiry)	$111,752
Mexico (expire between 2025-2028)	100,613
Canada (expire between 2035-2040)	151,726
United States – California (expire between 2032-2038 or after)	47,445
Other (2026 and onwards)	8,600
$420,136